UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Large Cap Index Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 28	0.25%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, financials and real estate sector boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and materials sectors and a larger allocation to the information technology sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Apple, Inc., a technology company specializing in consumer electronics and devices; Oracle Corp., a computer software and services manufacturer and provider; JPMorgan Chase & Co., a multi-national financial services company; Alphabet, Inc., the holding company of Google and its subsidiaries; and American Express Co., a financial services company specializing in payment cards, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller weighting to the consumer discretionary sector and a slightly larger weighting to the consumer staples sector modestly detracted from relative results.
Individual holdings
| Fund positions in Microsoft Corp., a leading developer of computer software, operating systems and applications; Intel Corporation, a manufacturer of semiconductor technologies and solutions; Amgen, Inc., a biopharmaceutical company; Johnson & Johnson, a global healthcare and pharmaceutical company; and Union Pacific Corp., the holding company of one of the largest railroad systems in the U.S., were among the top relative detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	24.70	14.21	12.77
S&P 500® Index	25.02	14.53	13.10
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Sta
tisti
cs
Fund net assets	$ 2,232,169,409
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$ 4,207,955
Portfolio turnover for the reporting period	2%
Graphical Representation of Fund

Holdings
The tables below s
ho
w the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 56	0.50%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, financials and real estate sector boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and materials sectors and a larger allocation to the information technology sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Apple, Inc., a technology company specializing in consumer electronics and devices; Oracle Corp., a computer software and services manufacturer and provider; JPMorgan Chase & Co., a multi-national financial services company; Alphabet, Inc., the holding company of Google and its subsidiaries; and American Express Co., a financial services company specializing in payment cards, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller weighting to the consumer discretionary sector and a slightly larger weighting to the consumer staples sector modestly detracted from relative results.
Individual holdings
| Fund positions in Microsoft Corp., a leading developer of computer software, operating systems and applications; Intel Corporation, a manufacturer of semiconductor technologies and solutions; Amgen, Inc., a biopharmaceutical company; Johnson & Johnson, a global healthcare and pharmaceutical company; and Union Pacific Corp., the holding company of one of the largest railroad systems in the U.S., were among the top relative detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	24.40	13.94	12.49
S&P 500® Index	25.02	14.53	13.10
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fu
n
d Statistics
Fund net assets	$ 2,232,169,409
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$ 4,207,955
Portfolio turnover for the reporting period	2%
Graphical Repr
es
entation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund
Class 3
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 43	0.38%
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, financials and real estate sector boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate and materials sectors and a larger allocation to the information technology sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Apple, Inc., a technology company specializing in consumer electronics and devices; Oracle Corp., a computer software and services manufacturer and provider; JPMorgan Chase & Co., a multi-national financial services company; Alphabet, Inc., the holding company of Google and its subsidiaries; and American Express Co., a financial services company specializing in payment cards, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| A smaller weighting to the consumer discretionary sector and a slightly larger weighting to the consumer staples sector modestly detracted from relative results.
Individual holdings
| Fund positions in Microsoft Corp., a leading developer of computer software, operating systems and applications; Intel Corporation, a manufacturer of semiconductor technologies and solutions; Amgen, Inc., a biopharmaceutical company; Johnson & Johnson, a global healthcare and pharmaceutical company; and Union Pacific Corp., the holding company of one of the largest railroad systems in the U.S., were among the top relative detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	24.54	14.07	12.63
S&P 500® Index	25.02	14.53	13.10
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key
Fu
nd Statistics
Fund net assets	$ 2,232,169,409
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$ 4,207,955
Portfolio turnover for the reporting period	2%
Graphical Representation of Fund

Holdings
The tables be
lo
w show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	14,548	14,000	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Large Cap Index Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 9.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	318,209	7,245,619
Verizon Communications, Inc.	186,688	7,465,653
Total		14,711,272
Entertainment 1.4%
Electronic Arts, Inc.	10,584	1,548,439
Live Nation Entertainment, Inc.(a)	6,954	900,543
Netflix, Inc.(a)	18,957	16,896,753
Take-Two Interactive Software, Inc.(a)	7,243	1,333,291
Walt Disney Co. (The)	80,311	8,942,630
Warner Bros Discovery, Inc.(a)	99,001	1,046,441
Total		30,668,097
Interactive Media & Services 6.5%
Alphabet, Inc., Class A	259,124	49,052,173
Alphabet, Inc., Class C	211,062	40,194,647
Match Group, Inc.(a)	11,135	364,226
Meta Platforms, Inc., Class A	96,678	56,605,936
Total		146,216,982
Media 0.5%
Charter Communications, Inc., Class A(a)	4,288	1,469,798
Comcast Corp., Class A	169,280	6,353,078
Fox Corp., Class A	9,808	476,473
Fox Corp., Class B	5,851	267,625
Interpublic Group of Companies, Inc. (The)	16,520	462,890
News Corp., Class A	16,804	462,782
News Corp., Class B	4,965	151,085
Omnicom Group, Inc.	8,652	744,418
Paramount Global, Class B	26,385	275,987
Total		10,664,136
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	21,615	4,771,079
Total Communication Services		207,031,566
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 11.1%
Automobile Components 0.1%
Aptiv PLC(a)	10,423	630,383
BorgWarner, Inc.	9,699	308,331
Total		938,714
Automobiles 2.4%
Ford Motor Co.	173,109	1,713,779
General Motors Co.	48,765	2,597,711
Tesla, Inc.(a)	123,852	50,016,392
Total		54,327,882
Broadline Retail 4.1%
Amazon.com, Inc.(a)	415,023	91,051,896
eBay, Inc.	21,243	1,316,004
Total		92,367,900
Distributors 0.1%
Genuine Parts Co.	6,166	719,942
LKQ Corp.	11,529	423,691
Pool Corp.	1,688	575,506
Total		1,719,139
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A(a)	19,197	2,522,678
Booking Holdings, Inc.	1,468	7,293,641
Caesars Entertainment, Inc.(a)	9,423	314,917
Carnival Corp.(a)	46,066	1,147,965
Chipotle Mexican Grill, Inc.(a)	60,428	3,643,808
Darden Restaurants, Inc.	5,211	972,842
Domino’s Pizza, Inc.	1,531	642,653
Expedia Group, Inc.(a)	5,447	1,014,939
Hilton Worldwide Holdings, Inc.	10,811	2,672,047
Las Vegas Sands Corp.	15,434	792,690
Marriott International, Inc., Class A	10,229	2,853,277
McDonald’s Corp.	31,781	9,212,994
MGM Resorts International(a)	10,035	347,713
Norwegian Cruise Line Holdings Ltd.(a)	19,500	501,735
Royal Caribbean Cruises Ltd.	10,970	2,530,669
Starbucks Corp.	50,268	4,586,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	4,103	353,514
Yum! Brands, Inc.	12,376	1,660,364
Total		43,065,401
Household Durables 0.3%
D.R. Horton, Inc.	12,933	1,808,292
Garmin Ltd.	6,813	1,405,249
Lennar Corp., Class A	10,591	1,444,295
Mohawk Industries, Inc.(a)	2,323	276,739
NVR, Inc.(a)	136	1,112,330
PulteGroup, Inc.	9,095	990,446
Total		7,037,351
Leisure Products 0.0%
Hasbro, Inc.	5,815	325,117
Specialty Retail 1.8%
AutoZone, Inc.(a)	750	2,401,500
Best Buy Co., Inc.	8,666	743,543
CarMax, Inc.(a)	6,871	561,773
Home Depot, Inc. (The)	44,050	17,135,010
Lowe’s Companies, Inc.	25,158	6,208,994
O’Reilly Automotive, Inc.(a)	2,560	3,035,648
Ross Stores, Inc.	14,713	2,225,636
TJX Companies, Inc. (The)	50,019	6,042,795
Tractor Supply Co.	23,690	1,256,991
Ulta Beauty, Inc.(a)	2,089	908,569
Total		40,520,459
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	6,737	1,368,217
lululemon athletica, Inc.(a)	5,009	1,915,492
NIKE, Inc., Class B	52,800	3,995,376
Ralph Lauren Corp.	1,784	412,068
Tapestry, Inc.	10,335	675,186
Total		8,366,339
Total Consumer Discretionary		248,668,302
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.5%
Beverages 1.1%
Brown-Forman Corp., Class B	8,077	306,764
Coca-Cola Co. (The)	171,937	10,704,798
Constellation Brands, Inc., Class A	6,924	1,530,204
Keurig Dr. Pepper, Inc.	49,929	1,603,719
Molson Coors Beverage Co., Class B	7,746	444,001
Monster Beverage Corp.(a)	31,053	1,632,146
PepsiCo, Inc.	60,845	9,252,091
Total		25,473,723
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	19,649	18,003,789
Dollar General Corp.	9,753	739,473
Dollar Tree, Inc.(a)	8,962	671,612
Kroger Co. (The)	29,518	1,805,026
Sysco Corp.	21,785	1,665,681
Target Corp.	20,430	2,761,727
Walgreens Boots Alliance, Inc.	31,825	296,927
Walmart, Inc.	192,499	17,392,285
Total		43,336,520
Food Products 0.6%
Archer-Daniels-Midland Co.	21,205	1,071,277
Bunge Global SA	6,192	481,490
Campbell’s Co. (The)	8,711	364,817
ConAgra Foods, Inc.	21,166	587,357
General Mills, Inc.	24,620	1,570,017
Hershey Co. (The)	6,552	1,109,581
Hormel Foods Corp.	12,889	404,328
JM Smucker Co. (The)	4,719	519,656
Kellanova	11,924	965,486
Kraft Heinz Co. (The)	39,146	1,202,174
Lamb Weston Holdings, Inc.	6,324	422,633
McCormick & Co., Inc.	11,184	852,668
Mondelez International, Inc., Class A	59,302	3,542,108
Tyson Foods, Inc., Class A	12,677	728,167
Total		13,821,759
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.1%
Church & Dwight Co., Inc.	10,865	1,137,674
Clorox Co. (The)	5,489	891,468
Colgate-Palmolive Co.	36,233	3,293,942
Kimberly-Clark Corp.	14,789	1,937,951
Procter & Gamble Co. (The)	104,441	17,509,534
Total		24,770,569
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	10,352	776,193
Kenvue, Inc.	85,026	1,815,305
Total		2,591,498
Tobacco 0.6%
Altria Group, Inc.	75,161	3,930,169
Philip Morris International, Inc.	68,953	8,298,493
Total		12,228,662
Total Consumer Staples		122,222,731
Energy 3.1%
Energy Equipment & Services 0.2%
Baker Hughes Co.	43,883	1,800,081
Halliburton Co.	38,960	1,059,322
Schlumberger NV	62,626	2,401,081
Total		5,260,484
Oil, Gas & Consumable Fuels 2.9%
APA Corp.	16,406	378,815
Chevron Corp.	74,119	10,735,396
ConocoPhillips Co.	57,366	5,688,986
Coterra Energy, Inc.	32,667	834,315
Devon Energy Corp.	29,132	953,490
Diamondback Energy, Inc.	8,287	1,357,659
EOG Resources, Inc.	24,943	3,057,513
EQT Corp.	26,462	1,220,163
Exxon Mobil Corp.	194,913	20,966,791
Hess Corp.	12,257	1,630,304
Kinder Morgan, Inc.	85,717	2,348,646
Marathon Petroleum Corp.	14,253	1,988,293
Occidental Petroleum Corp.	29,962	1,480,422
ONEOK, Inc.	25,907	2,601,063
Phillips 66	18,315	2,086,628
Common Stocks (continued)
Issuer	Shares	Value ($)
Targa Resources Corp.	9,671	1,726,273
Texas Pacific Land Corp.	835	923,477
Valero Energy Corp.	14,040	1,721,164
Williams Companies, Inc. (The)	54,061	2,925,781
Total		64,625,179
Total Energy		69,885,663
Financials 13.5%
Banks 3.4%
Bank of America Corp.	296,040	13,010,958
Citigroup, Inc.	83,873	5,903,821
Citizens Financial Group, Inc.	19,544	855,245
Fifth Third Bancorp	29,737	1,257,280
Huntington Bancshares, Inc.	64,429	1,048,260
JPMorgan Chase & Co.	124,855	29,928,992
KeyCorp	43,960	753,474
M&T Bank Corp.	7,358	1,383,378
PNC Financial Services Group, Inc. (The)	17,596	3,393,389
Regions Financial Corp.	40,306	947,997
Truist Financial Corp.	58,874	2,553,954
U.S. Bancorp	69,184	3,309,071
Wells Fargo & Co.	147,656	10,371,357
Total		74,717,176
Capital Markets 3.1%
Ameriprise Financial, Inc.(b)	4,302	2,290,514
Bank of New York Mellon Corp. (The)	32,244	2,477,306
Blackrock, Inc.	6,456	6,618,110
Blackstone, Inc.	32,019	5,520,716
Cboe Global Markets, Inc.	4,643	907,242
Charles Schwab Corp. (The)	66,296	4,906,567
CME Group, Inc.	15,981	3,711,268
FactSet Research Systems, Inc.	1,685	809,272
Franklin Resources, Inc.	13,702	278,014
Goldman Sachs Group, Inc. (The)	13,921	7,971,443
Intercontinental Exchange, Inc.	25,463	3,794,242
Invesco Ltd.	19,932	348,411
KKR & Co., Inc., Class A	29,937	4,427,982
MarketAxess Holdings, Inc.	1,672	377,939
Moody’s Corp.	6,911	3,271,460
Morgan Stanley	55,013	6,916,234
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	3,476	2,085,635
Nasdaq, Inc.	18,352	1,418,793
Northern Trust Corp.	8,791	901,077
Raymond James Financial, Inc.	8,114	1,260,348
S&P Global, Inc.	14,080	7,012,262
State Street Corp.	13,001	1,276,048
T. Rowe Price Group, Inc.	9,852	1,114,163
Total		69,695,046
Consumer Finance 0.6%
American Express Co.	24,680	7,324,777
Capital One Financial Corp.	16,919	3,016,996
Discover Financial Services	11,134	1,928,743
Synchrony Financial	17,267	1,122,355
Total		13,392,871
Financial Services 4.4%
Apollo Global Management, Inc.	19,823	3,273,967
Berkshire Hathaway, Inc., Class B(a)	81,287	36,845,771
Corpay, Inc.(a)	3,092	1,046,395
Fidelity National Information Services, Inc.	23,875	1,928,384
Fiserv, Inc.(a)	25,230	5,182,746
Global Payments, Inc.	11,286	1,264,709
Jack Henry & Associates, Inc.	3,236	567,271
MasterCard, Inc., Class A	36,352	19,141,873
PayPal Holdings, Inc.(a)	44,460	3,794,661
Visa, Inc., Class A	76,638	24,220,673
Total		97,266,450
Insurance 2.0%
Aflac, Inc.	22,173	2,293,575
Allstate Corp. (The)	11,743	2,263,933
American International Group, Inc.	27,663	2,013,866
Aon PLC, Class A	9,591	3,444,704
Arch Capital Group Ltd.	16,618	1,534,672
Arthur J Gallagher & Co.	11,076	3,143,923
Assurant, Inc.	2,274	484,862
Brown & Brown, Inc.	10,526	1,073,863
Chubb Ltd.	16,625	4,593,487
Cincinnati Financial Corp.	6,932	996,128
Erie Indemnity Co., Class A	1,106	455,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Everest Group Ltd.	1,906	690,849
Globe Life, Inc.	3,723	415,189
Hartford Financial Services Group, Inc. (The)	12,856	1,406,446
Loews Corp.	8,016	678,875
Marsh & McLennan Companies, Inc.	21,780	4,626,290
MetLife, Inc.	25,794	2,112,013
Principal Financial Group, Inc.	9,332	722,390
Progressive Corp. (The)	25,979	6,224,828
Prudential Financial, Inc.	15,788	1,871,352
Travelers Companies, Inc. (The)	10,068	2,425,281
Willis Towers Watson PLC	4,467	1,399,243
WR Berkley Corp.	13,351	781,301
Total		45,652,996
Total Financials		300,724,539
Health Care 10.0%
Biotechnology 1.6%
AbbVie, Inc.	78,369	13,926,171
Amgen, Inc.	23,838	6,213,136
Biogen, Inc.(a)	6,462	988,169
Gilead Sciences, Inc.	55,269	5,105,198
Incyte Corp.(a)	7,091	489,775
Moderna, Inc.(a)	15,018	624,449
Regeneron Pharmaceuticals, Inc.(a)	4,669	3,325,869
Vertex Pharmaceuticals, Inc.(a)	11,421	4,599,237
Total		35,272,004
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	76,920	8,700,421
Align Technology, Inc.(a)	3,112	648,883
Baxter International, Inc.	22,643	660,270
Becton Dickinson & Co.	12,818	2,908,020
Boston Scientific Corp.(a)	65,361	5,838,044
Cooper Cos, Inc. (The)(a)	8,832	811,926
DexCom, Inc.(a)	17,322	1,347,132
Edwards Lifesciences Corp.(a)	26,156	1,936,329
GE HealthCare Technologies, Inc.	20,261	1,584,005
Hologic, Inc.(a)	10,301	742,599
IDEXX Laboratories, Inc.(a)	3,631	1,501,200
Insulet Corp.(a)	3,111	812,189
Intuitive Surgical, Inc.(a)	15,796	8,244,880
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Medtronic PLC	56,875	4,543,175
ResMed, Inc.	6,510	1,488,772
Solventum Corp.(a)	6,129	404,882
STERIS PLC	4,377	899,736
Stryker Corp.	15,215	5,478,161
Teleflex, Inc.	2,060	366,639
Zimmer Biomet Holdings, Inc.	8,828	932,501
Total		49,849,764
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	10,733	1,269,392
Cencora, Inc.	7,777	1,747,336
Centene Corp.(a)	22,391	1,356,447
Cigna Group (The)	12,335	3,406,187
CVS Health Corp.	55,808	2,505,221
DaVita, Inc.(a)	2,000	299,100
Elevance Health, Inc.	10,285	3,794,137
HCA Healthcare, Inc.	8,088	2,427,613
Henry Schein, Inc.(a)	5,529	382,607
Humana, Inc.	5,340	1,354,811
Labcorp Holdings, Inc.	3,709	850,548
McKesson Corp.	5,630	3,208,593
Molina Healthcare, Inc.(a)	2,537	738,394
Quest Diagnostics, Inc.	4,950	746,757
UnitedHealth Group, Inc.	40,813	20,645,664
Universal Health Services, Inc., Class B	2,604	467,210
Total		45,200,017
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	12,742	1,711,760
Bio-Techne Corp.	7,047	507,595
Charles River Laboratories International, Inc.(a)	2,268	418,673
Danaher Corp.	28,508	6,544,011
IQVIA Holdings, Inc.(a)	7,647	1,502,712
Mettler-Toledo International, Inc.(a)	936	1,145,365
Revvity, Inc.	5,397	602,359
Thermo Fisher Scientific, Inc.	16,963	8,824,662
Waters Corp.(a)	2,633	976,790
West Pharmaceutical Services, Inc.	3,212	1,052,123
Total		23,286,050
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	89,945	5,087,289
Eli Lilly & Co.	34,943	26,975,996
Johnson & Johnson	106,773	15,441,511
Merck & Co., Inc.	112,184	11,160,064
Pfizer, Inc.	251,319	6,667,493
Viatris, Inc.	52,933	659,016
Zoetis, Inc.	20,008	3,259,904
Total		69,251,273
Total Health Care		222,859,108
Industrials 8.1%
Aerospace & Defense 1.8%
Axon Enterprise, Inc.(a)	3,213	1,909,550
Boeing Co. (The)(a)	33,153	5,868,081
General Dynamics Corp.	11,444	3,015,380
General Electric Co.	47,997	8,005,420
Howmet Aerospace, Inc.	18,017	1,970,519
Huntington Ingalls Industries, Inc.	1,735	327,863
L3Harris Technologies, Inc.	8,411	1,768,665
Lockheed Martin Corp.	9,356	4,546,455
Northrop Grumman Corp.	6,074	2,850,467
RTX Corp.	59,028	6,830,720
Textron, Inc.	8,227	629,283
TransDigm Group, Inc.	2,494	3,160,596
Total		40,882,999
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	5,242	541,603
Expeditors International of Washington, Inc.	6,208	687,660
FedEx Corp.	9,968	2,804,298
United Parcel Service, Inc., Class B	32,435	4,090,054
Total		8,123,615
Building Products 0.5%
Allegion PLC	3,855	503,771
AO Smith Corp.	5,282	360,285
Builders FirstSource, Inc.(a)	5,104	729,515
Carrier Global Corp.	37,005	2,525,961
Johnson Controls International PLC	29,625	2,338,301
Lennox International, Inc.	1,422	866,425
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	9,568	694,350
Trane Technologies PLC	9,979	3,685,744
Total		11,704,352
Commercial Services & Supplies 0.5%
Cintas Corp.	15,203	2,777,588
Copart, Inc.(a)	38,878	2,231,208
Republic Services, Inc.	9,027	1,816,052
Rollins, Inc.	12,457	577,382
Veralto Corp.	10,968	1,117,091
Waste Management, Inc.	16,198	3,268,595
Total		11,787,916
Construction & Engineering 0.1%
Quanta Services, Inc.	6,546	2,068,863
Electrical Equipment 0.8%
AMETEK, Inc.	10,258	1,849,107
Eaton Corp. PLC	17,526	5,816,354
Emerson Electric Co.	25,287	3,133,818
GE Vernova, Inc.	12,225	4,021,169
Generac Holdings, Inc.(a)	2,639	409,177
Hubbell, Inc.	2,380	996,958
Rockwell Automation, Inc.	5,007	1,430,950
Total		17,657,533
Ground Transportation 0.9%
CSX Corp.	85,521	2,759,763
JB Hunt Transport Services, Inc.	3,533	602,942
Norfolk Southern Corp.	10,033	2,354,745
Old Dominion Freight Line, Inc.	8,332	1,469,765
Uber Technologies, Inc.(a)	93,384	5,632,923
Union Pacific Corp.	26,886	6,131,083
Total		18,951,221
Industrial Conglomerates 0.4%
3M Co.	24,150	3,117,523
Honeywell International, Inc.	28,837	6,513,990
Total		9,631,513
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	21,411	7,767,054
Cummins, Inc.	6,084	2,120,882
Deere & Co.	11,284	4,781,031
Dover Corp.	6,084	1,141,358
Fortive Corp.	15,386	1,153,950
IDEX Corp.	3,358	702,796
Illinois Tool Works, Inc.	11,917	3,021,675
Ingersoll Rand, Inc.	17,873	1,616,792
Nordson Corp.	2,409	504,059
Otis Worldwide Corp.	17,715	1,640,586
PACCAR, Inc.	23,252	2,418,673
Parker-Hannifin Corp.	5,708	3,630,459
Pentair PLC	7,328	737,490
Snap-On, Inc.	2,329	790,649
Stanley Black & Decker, Inc.	6,837	548,943
Westinghouse Air Brake Technologies Corp.	7,623	1,445,245
Xylem, Inc.	10,774	1,249,999
Total		35,271,641
Passenger Airlines 0.2%
Delta Air Lines, Inc.	28,432	1,720,136
Southwest Airlines Co.	26,597	894,191
United Airlines Holdings, Inc.(a)	14,585	1,416,204
Total		4,030,531
Professional Services 0.6%
Automatic Data Processing, Inc.	18,070	5,289,631
Broadridge Financial Solutions, Inc.	5,184	1,172,051
Dayforce, Inc.(a)	6,994	508,044
Equifax, Inc.	5,497	1,400,911
Jacobs Solutions, Inc.	5,510	736,246
Leidos Holdings, Inc.	5,917	852,403
Paychex, Inc.	14,205	1,991,825
Paycom Software, Inc.	2,156	441,915
Verisk Analytics, Inc.	6,262	1,724,743
Total		14,117,769
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	25,406	1,826,946
United Rentals, Inc.	2,910	2,049,920
W.W. Grainger, Inc.	1,965	2,071,208
Total		5,948,074
Total Industrials		180,176,027
Information Technology 32.1%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	45,811	5,063,490
Cisco Systems, Inc.	176,771	10,464,843
F5, Inc.(a)	2,576	647,787
Juniper Networks, Inc.	14,683	549,878
Motorola Solutions, Inc.	7,411	3,425,587
Total		20,151,585
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	53,466	3,713,214
CDW Corp.	5,910	1,028,576
Corning, Inc.	34,174	1,623,948
Jabil, Inc.	5,004	720,076
Keysight Technologies, Inc.(a)	7,696	1,236,208
TE Connectivity PLC	13,267	1,896,783
Teledyne Technologies, Inc.(a)	2,067	959,357
Trimble Navigation Ltd.(a)	10,830	765,248
Zebra Technologies Corp., Class A(a)	2,287	883,285
Total		12,826,695
IT Services 1.1%
Accenture PLC, Class A	27,711	9,748,453
Akamai Technologies, Inc.(a)	6,662	637,220
Cognizant Technology Solutions Corp., Class A	21,989	1,690,954
EPAM Systems, Inc.(a)	2,515	588,057
Gartner, Inc.(a)	3,421	1,657,372
GoDaddy, Inc., Class A(a)	6,226	1,228,826
International Business Machines Corp.	41,006	9,014,349
VeriSign, Inc.(a)	3,665	758,508
Total		25,323,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc.(a)	71,968	8,693,015
Analog Devices, Inc.	22,018	4,677,944
Applied Materials, Inc.	36,561	5,945,916
Broadcom, Inc.	207,130	48,021,019
Enphase Energy, Inc.(a)	5,992	411,531
First Solar, Inc.(a)	4,748	836,788
Intel Corp.	191,272	3,835,004
KLA Corp.	5,932	3,737,872
Lam Research Corp.	57,062	4,121,588
Microchip Technology, Inc.	23,815	1,365,790
Micron Technology, Inc.	49,170	4,138,147
Monolithic Power Systems, Inc.	2,163	1,279,847
NVIDIA Corp.	1,087,852	146,087,645
NXP Semiconductors NV	11,271	2,342,677
ON Semiconductor Corp.(a)	18,883	1,190,573
QUALCOMM, Inc.	49,270	7,568,857
Skyworks Solutions, Inc.	7,083	628,121
Teradyne, Inc.	7,223	909,520
Texas Instruments, Inc.	40,455	7,585,717
Total		253,377,571
Software 10.3%
Adobe, Inc.(a)	19,522	8,681,043
ANSYS, Inc.(a)	3,878	1,308,166
Autodesk, Inc.(a)	9,535	2,818,260
Cadence Design Systems, Inc.(a)	12,163	3,654,495
Crowdstrike Holdings, Inc., Class A(a)	10,320	3,531,091
Fair Isaac Corp.(a)	1,080	2,150,204
Fortinet, Inc.(a)	28,212	2,665,470
Gen Digital, Inc.	24,048	658,434
Intuit, Inc.	12,430	7,812,255
Microsoft Corp.	329,721	138,977,402
Oracle Corp.	71,277	11,877,599
Palantir Technologies, Inc., Class A(a)	90,905	6,875,145
Palo Alto Networks, Inc.(a)	29,026	5,281,571
PTC, Inc.(a)	5,327	979,476
Roper Technologies, Inc.	4,755	2,471,887
Salesforce, Inc.	42,397	14,174,589
ServiceNow, Inc.(a)	9,136	9,685,256
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	6,812	3,306,272
Tyler Technologies, Inc.(a)	1,898	1,094,463
Workday, Inc., Class A(a)	9,446	2,437,351
Total		230,440,429
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.(c)	670,354	167,870,049
Dell Technologies, Inc.	13,622	1,569,799
Hewlett Packard Enterprise Co.	57,593	1,229,610
HP, Inc.	42,739	1,394,574
NetApp, Inc.	9,082	1,054,239
Seagate Technology Holdings PLC	9,381	809,674
Super Micro Computer, Inc.(a)	22,333	680,710
Western Digital Corp.(a)	15,331	914,187
Total		175,522,842
Total Information Technology		717,642,861
Materials 1.9%
Chemicals 1.3%
Air Products & Chemicals, Inc.	9,859	2,859,504
Albemarle Corp.	5,213	448,735
Celanese Corp., Class A	4,848	335,530
CF Industries Holdings, Inc.	7,717	658,414
Corteva, Inc.	30,481	1,736,198
Dow, Inc.	31,048	1,245,956
DuPont de Nemours, Inc.	18,535	1,413,294
Eastman Chemical Co.	5,140	469,385
Ecolab, Inc.	11,176	2,618,760
FMC Corp.	5,536	269,105
International Flavors & Fragrances, Inc.	11,339	958,713
Linde PLC	21,117	8,841,054
LyondellBasell Industries NV, Class A	11,522	855,739
Mosaic Co. (The)	14,087	346,259
PPG Industries, Inc.	10,289	1,229,021
Sherwin-Williams Co. (The)	10,276	3,493,121
Total		27,778,788
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,710	1,399,715
Vulcan Materials Co.	5,857	1,506,596
Total		2,906,311
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	64,098	603,162
Avery Dennison Corp.	3,563	666,744
Ball Corp.	13,235	729,646
International Paper Co.	15,407	829,205
Packaging Corp. of America	3,954	890,164
Smurfit WestRock PLC	21,914	1,180,288
Total		4,899,209
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	63,725	2,426,648
Newmont Corp.	50,488	1,879,163
Nucor Corp.	10,413	1,215,301
Steel Dynamics, Inc.	6,279	716,246
Total		6,237,358
Total Materials		41,821,666
Real Estate 2.1%
Diversified REITs 0.0%
Federal Realty Investment Trust	3,391	379,623
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	6,898	672,900
Healthpeak Properties, Inc.	31,019	628,755
Ventas, Inc.	18,604	1,095,590
Welltower, Inc.	26,234	3,306,271
Total		5,703,516
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	31,000	543,120
Industrial REITs 0.2%
Prologis, Inc.	41,074	4,341,522
Office REITs 0.0%
BXP, Inc.	6,451	479,696
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	13,340	1,751,408
CoStar Group, Inc.(a)	18,181	1,301,578
Total		3,052,986
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,300	1,385,811
Camden Property Trust	4,731	548,985
Equity Residential	15,141	1,086,518
Essex Property Trust, Inc.	2,850	813,504
Invitation Homes, Inc.	25,266	807,754
Mid-America Apartment Communities, Inc.	5,183	801,136
UDR, Inc.	13,316	578,048
Total		6,021,756
Retail REITs 0.3%
Kimco Realty Corp.	29,894	700,416
Realty Income Corp.	38,814	2,073,056
Regency Centers Corp.	7,244	535,549
Simon Property Group, Inc.	13,601	2,342,228
Total		5,651,249
Specialized REITs 0.9%
American Tower Corp.	20,723	3,800,805
Crown Castle, Inc.	19,273	1,749,218
Digital Realty Trust, Inc.	13,828	2,452,119
Equinix, Inc.	4,279	4,034,626
Extra Space Storage, Inc.	9,401	1,406,390
Iron Mountain, Inc.	13,014	1,367,902
Public Storage	6,989	2,092,786
SBA Communications Corp.	4,768	971,718
VICI Properties, Inc.	46,750	1,365,568
Weyerhaeuser Co.	32,222	907,049
Total		20,148,181
Total Real Estate		46,321,649
Utilities 2.3%
Electric Utilities 1.5%
Alliant Energy Corp.	11,380	673,013
American Electric Power Co., Inc.	23,618	2,178,288
Constellation Energy Corp.	13,871	3,103,081
Duke Energy Corp.	34,258	3,690,957
Edison International	17,169	1,370,773
Entergy Corp.	19,017	1,441,869
Evergy, Inc.	10,199	627,749
Eversource Energy	16,249	933,180
Common Stocks (continued)
Issuer	Shares	Value ($)
Exelon Corp.	44,562	1,677,314
FirstEnergy Corp.	22,748	904,915
NextEra Energy, Inc.	91,197	6,537,913
NRG Energy, Inc.	8,983	810,446
PG&E Corp.	96,953	1,956,512
Pinnacle West Capital Corp.	5,042	427,410
PPL Corp.	32,727	1,062,319
Southern Co. (The)	48,591	4,000,011
Xcel Energy, Inc.	25,466	1,719,464
Total		33,115,214
Gas Utilities 0.0%
Atmos Energy Corp.	6,884	958,735
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	31,532	405,817
Vistra Corp.	15,088	2,080,182
Total		2,485,999
Multi-Utilities 0.6%
Ameren Corp.	11,838	1,055,239
CenterPoint Energy, Inc.	28,902	917,060
CMS Energy Corp.	13,250	883,113
Consolidated Edison, Inc.	15,363	1,370,840
Dominion Energy, Inc.	37,253	2,006,447
DTE Energy Co.	9,184	1,108,968
NiSource, Inc.	20,701	760,969
Public Service Enterprise Group, Inc.	22,095	1,866,807
Sempra	28,090	2,464,055
WEC Energy Group, Inc.	14,030	1,319,381
Total		13,752,879
Water Utilities 0.1%
American Water Works Co., Inc.	8,643	1,075,967
Total Utilities		51,388,794
Total Common Stocks (Cost $1,011,931,118)		2,208,742,906

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(b),(d)	24,656,339	24,651,408
Total Money Market Funds (Cost $24,651,362)		24,651,408
Total Investments in Securities (Cost: $1,036,582,480)		2,233,394,314
Other Assets & Liabilities, Net		(1,224,905)
Net Assets		2,232,169,409
At December 31, 2024, securities and/or cash totaling $4,106,888 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	89	03/2025	USD	26,414,088	—	(861,941)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,771,147	—	(13,595)	532,962	2,290,514	157,403	26,266	4,302
Columbia Short-Term Cash Fund, 4.573%
	16,099,315	118,838,621	(110,285,588)	(940)	24,651,408	1,559	885,008	24,656,339
Total	17,870,462			532,022	26,941,922	158,962	911,274

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2024.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	207,031,566	—	—	207,031,566
Consumer Discretionary	248,668,302	—	—	248,668,302
Consumer Staples	122,222,731	—	—	122,222,731
Energy	69,885,663	—	—	69,885,663
Financials	300,724,539	—	—	300,724,539
Health Care	222,859,108	—	—	222,859,108
Industrials	180,176,027	—	—	180,176,027
Information Technology	717,642,861	—	—	717,642,861
Materials	41,821,666	—	—	41,821,666
Real Estate	46,321,649	—	—	46,321,649
Utilities	51,388,794	—	—	51,388,794
Total Common Stocks	2,208,742,906	—	—	2,208,742,906
Money Market Funds	24,651,408	—	—	24,651,408
Total Investments in Securities	2,233,394,314	—	—	2,233,394,314
Investments in Derivatives
Liability
Futures Contracts	(861,941)	—	—	(861,941)
Total	2,232,532,373	—	—	2,232,532,373
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,011,385,497)	$2,206,452,392
Affiliated issuers (cost $25,196,983)	26,941,922
Receivable for:
Capital shares sold	236,732
Dividends	1,435,221
Foreign tax reclaims	20,612
Expense reimbursement due from Investment Manager	511
Prepaid expenses	10,171
Total assets	2,235,097,561
Liabilities
Due to custodian	2,547
Payable for:
Capital shares redeemed	2,527,612
Variation margin for futures contracts	102,350
Management services fees	12,261
Distribution and/or service fees	4,791
Service fees	65,703
Compensation of chief compliance officer	379
Compensation of board members	1,125
Other expenses	87,132
Deferred compensation of board members	124,252
Total liabilities	2,928,152
Net assets applicable to outstanding capital stock	$2,232,169,409
Represented by
Trust capital	$2,232,169,409
Total - representing net assets applicable to outstanding capital stock	$2,232,169,409
Class 1
Net assets	$1,062,456,759
Shares outstanding	21,103,785
Net asset value per share	$50.34
Class 2
Net assets	$227,912,874
Shares outstanding	4,681,363
Net asset value per share	$48.69
Class 3
Net assets	$941,799,776
Shares outstanding	19,013,591
Net asset value per share	$49.53
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$28,180,751
Dividends — affiliated issuers	911,274
Foreign taxes withheld	(7,075)
Total income	29,084,950
Expenses:
Management services fees	4,207,955
Distribution and/or service fees
Class 2	443,966
Class 3	1,126,231
Service fees	716,944
Custodian fees	25,367
Printing and postage fees	30,019
Licensing fees and expenses	206,231
Accounting services fees	31,493
Legal fees	35,283
Interest on collateral	872
Compensation of chief compliance officer	389
Compensation of board members	31,116
Deferred compensation of board members	32,271
Other	32,086
Total expenses	6,920,223
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(89,113)
Total net expenses	6,831,110
Net investment income	22,253,840
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	76,806,286
Investments — affiliated issuers	158,962
Futures contracts	4,243,215
Net realized gain	81,208,463
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	350,135,118
Investments — affiliated issuers	532,022
Futures contracts	(1,541,092)
Net change in unrealized appreciation (depreciation)	349,126,048
Net realized and unrealized gain	430,334,511
Net increase in net assets resulting from operations	$452,588,351
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$22,253,840	$22,811,236
Net realized gain	81,208,463	41,805,380
Net change in unrealized appreciation (depreciation)	349,126,048	325,297,025
Net increase in net assets resulting from operations	452,588,351	389,913,641
Decrease in net assets from capital stock activity	(81,318,239)	(53,954,838)
Total increase in net assets	371,270,112	335,958,803
Net assets at beginning of year	1,860,899,297	1,524,940,494
Net assets at end of year	$2,232,169,409	$1,860,899,297

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,004,747	46,485,575	945,949	34,218,490
Shares redeemed	(2,597,789)	(122,639,122)	(2,636,470)	(96,357,997)
Net decrease	(1,593,042)	(76,153,547)	(1,690,521)	(62,139,507)
Class 2
Shares sold	1,485,625	67,464,567	1,309,291	45,838,679
Shares redeemed	(186,035)	(8,310,326)	(155,137)	(5,509,594)
Net increase	1,299,590	59,154,241	1,154,154	40,329,085
Class 3
Shares sold	396,066	18,018,973	504,043	17,818,075
Shares redeemed	(1,804,839)	(82,337,906)	(1,402,920)	(49,962,491)
Net decrease	(1,408,773)	(64,318,933)	(898,877)	(32,144,416)
Total net decrease	(1,702,225)	(81,318,239)	(1,435,244)	(53,954,838)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2024	$40.37	0.52	9.45	9.97
Year Ended 12/31/2023	$32.05	0.51	7.81	8.32
Year Ended 12/31/2022	$39.25	0.46	(7.66)	(7.20)
Year Ended 12/31/2021	$30.57	0.40	8.28	8.68
Year Ended 12/31/2020	$25.90	0.45	4.22	4.67
Class 2
Year Ended 12/31/2024	$39.14	0.40	9.15	9.55
Year Ended 12/31/2023	$31.15	0.41	7.58	7.99
Year Ended 12/31/2022	$38.24	0.37	(7.46)	(7.09)
Year Ended 12/31/2021	$29.86	0.31	8.07	8.38
Year Ended 12/31/2020	$25.36	0.37	4.13	4.50
Class 3
Year Ended 12/31/2024	$39.77	0.46	9.30	9.76
Year Ended 12/31/2023	$31.61	0.46	7.70	8.16
Year Ended 12/31/2022	$38.76	0.41	(7.56)	(7.15)
Year Ended 12/31/2021	$30.23	0.35	8.18	8.53
Year Ended 12/31/2020	$25.65	0.41	4.17	4.58

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$50.34	24.70%	0.25% (c)	0.25% (c)	1.13%	2%	$1,062,457
Year Ended 12/31/2023	$40.37	25.96%	0.25% (c)	0.25% (c)	1.42%	2%	$916,315
Year Ended 12/31/2022	$32.05	(18.34% )	0.25% (c)	0.25% (c)	1.36%	2%	$781,574
Year Ended 12/31/2021	$39.25	28.39%	0.25% (c)	0.25% (c)	1.14%	5%	$947,973
Year Ended 12/31/2020	$30.57	18.03%	0.26% (d)	0.26% (d)	1.72%	9%	$742,971
Class 2
Year Ended 12/31/2024	$48.69	24.40%	0.50% (c)	0.50% (c)	0.88%	2%	$227,913
Year Ended 12/31/2023	$39.14	25.65%	0.51% (c)	0.50% (c)	1.18%	2%	$132,360
Year Ended 12/31/2022	$31.15	(18.54% )	0.50% (c)	0.50% (c)	1.15%	2%	$69,385
Year Ended 12/31/2021	$38.24	28.07%	0.50% (c)	0.50% (c)	0.89%	5%	$43,195
Year Ended 12/31/2020	$29.86	17.74%	0.51% (d)	0.51% (d)	1.48%	9%	$11,359
Class 3
Year Ended 12/31/2024	$49.53	24.54%	0.38% (c)	0.38% (c)	1.01%	2%	$941,800
Year Ended 12/31/2023	$39.77	25.82%	0.38% (c)	0.38% (c)	1.30%	2%	$812,224
Year Ended 12/31/2022	$31.61	(18.45% )	0.38% (c)	0.38% (c)	1.23%	2%	$673,982
Year Ended 12/31/2021	$38.76	28.22%	0.38% (c)	0.38% (c)	1.01%	5%	$858,770
Year Ended 12/31/2020	$30.23	17.85%	0.38% (d)	0.38% (d)	1.59%	9%	$689,960
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	861,941 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,243,215

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,541,092)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	19,211,685
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.25
Class 2	0.50
Class 3	0.375
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $50,696,697 and $113,942,691, respectively, for the year ended December 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 8. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Large Cap Index Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Large Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Large Cap Index Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 21, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Variable Portfolio – Large Cap Index Fund  | 2024

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Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7014_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025